Business acquisition - Myhayo - Additional Information (Details) - Mahayo - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Nov. 30, 2018	Dec. 31, 2018
Business acquisition
Gross carrying amount	$ 697
Maximum net revenue (loss) as a percent of consolidated net revenue (loss)		5.00%
Income approach | Fair value inputs discount rate
Business acquisition
Intangible asset measurement input	29.40%
Computer Software and systems
Business acquisition
Gross carrying amount	$ 697
Minimum | Income approach | Terminal growth rate
Business acquisition
Intangible asset measurement input	50.00%
Maximum | Income approach | Terminal growth rate
Business acquisition
Intangible asset measurement input	106.80%